Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries, wages and related employee benefits	$ 31,085	$ 33,929
Accrued trade payables	3,583	4,143
Accrued indirect taxes	4,639	4,398
Accrued sales discounts	3,366	3,899
Insurance accruals	4,126	2,781
Income taxes payable	2,261	2,633
Other accrued expenses	12,744	15,893
Total accrued expenses and other current liabilities	$ 61,804	$ 67,676
Predecessor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries, wages and related employee benefits			$ 31,698
Accrued trade payables			9,584
Accrued indirect taxes			4,320
Accrued sales discounts			4,338
Insurance accruals			2,965
Income taxes payable			5,430
Other accrued expenses			7,440
Total accrued expenses and other current liabilities			$ 65,775